Goodwill - Additional Information (Detail) - 12 months ended Mar. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Indefinite-lived Intangible Assets [Line Items]
Reporting Unit, Amount of Fair Value Less Than Carrying Amount	¥ 119,800		$ 17,400
Net Assets Of The Group	213,000		$ 31,000
Impairment of goodwill	¥ 40,684	$ 5,900